BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 30, 2024
Cash	$ 735,814	$ 106,809
Net income incurred	4,103,067	$ (501,295)
Working capital deficit	5,856,791
Federal deposit insurance corporation coverage limit	$ 250,000		$ 250,000
Preferred stock, shares authorized	8,500,000	8,500,000
Undesignated [Member]
Preferred stock, shares authorized	1,000,000
Common Stock [Member]
Net income incurred
Warrants to purchase aggregate of common stock		0
Two Convertible Notes And Series C Preferred Stock [Member]
Warrants to purchase aggregate of common stock	26,534,773
Common Class A [Member]
Warrants to purchase aggregate of common stock	20,700,000
Diluted (loss) income per share	2,950,000
Series C Redeemable Preferred Stock [Member]
Preferred stock, shares authorized	7,500,000